Geographic Information	12 Months Ended
Dec. 31, 2011
Geographic Information

Note 15: Geographic Information

For the years ended December 31, 2011, 2010 and 2009, the Company has determined that the United States and the Netherlands were the only regions from which the Company had in excess of 10% of revenue. The following tables set out the total revenue and total assets of the geographical regions:

	For the Years Ended December 31,
Total Revenues by Geographical Region	2011	2010	2009
United States	$101,189,399	$42,223,225	$18,270,531
The Netherlands	6,218,034	8,843,899	10,428,418
Other	1,574,155	2,101,889	2,677,867

	$108,981,588	$53,169,013	$31,376,816

	As of December 31,
Total Assets by Geographical Region	2011	2010
United States	$104,919,955	$64,860,527
Mexico	4,912,973	2,054,782
The Netherlands	2,648,464	4,675,136
Other	2,169,116	902,918

	$114,650,508	$72,493,363